Capital Requirements and Restriction on Retained Earnings - Actual Capital Levels and Minimum Required Levels (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Total Capital to risk-weighted assets, Actual, Amount	$ 131,581	$ 143,628
Tier I (Core) Capital to risk-weighted assets, Actual, Amount	120,334	133,041
Tier I (Core) Capital to average assets, Actual, Amount	120,334	133,041
Total Capital to risk-weighted assets, Actual, Ratio	14.70%	17.10%
Tier I (Core) Capital to risk-weighted assets, Actual, Ratio	13.40%	15.80%
Tier I (Core) Capital to average assets, Actual, Ratio	10.30%	11.60%
Total Capital to risk-weighted assets, For Capital Adequacy Purposes, Amount	71,609	67,194
Tier I (Core) Capital to risk-weighted assets, For Capital Adequacy Purposes, Amount	35,921	33,681
Tier I (Core) Capital to average assets, For Capital Adequacy Purposes, Amount	46,732	45,876
Total Capital to risk-weighted assets, For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I (Core) Capital to risk-weighted assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I (Core) Capital to average assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Citizens [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Total Capital to risk-weighted assets, Actual, Amount	111,470	104,884
Tier I (Core) Capital to risk-weighted assets, Actual, Amount	100,259	94,302
Tier I (Core) Capital to average assets, Actual, Amount	100,259	94,302
Total Capital to risk-weighted assets, Actual, Ratio	12.50%	12.50%
Tier I (Core) Capital to risk-weighted assets, Actual, Ratio	11.20%	11.20%
Tier I (Core) Capital to average assets, Actual, Ratio	8.60%	8.30%
Total Capital to risk-weighted assets, For Capital Adequacy Purposes, Amount	71,341	67,126
Tier I (Core) Capital to risk-weighted assets, For Capital Adequacy Purposes, Amount	35,807	33,679
Tier I (Core) Capital to average assets, For Capital Adequacy Purposes, Amount	46,632	45,447
Total Capital to risk-weighted assets, For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I (Core) Capital to risk-weighted assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I (Core) Capital to average assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital to risk-weighted assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	89,176	83,907
Tier I (Core) Capital to risk-weighted assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	53,710	50,519
Tier I (Core) Capital to average assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 58,290	$ 56,808
Total Capital to risk-weighted assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	10.00%	10.00%
Tier I (Core) Capital to risk-weighted assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	6.00%	6.00%
Tier I (Core) Capital to average assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	5.00%	5.00%